Financial assets at amortized cost - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,686,225	R$ 1,578,789
Financial Assets Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	260,743	213,026
Net amortized cost	259,889	210,988
Financial Assets Securities [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Amortized cost	82,120	62,125
Net amortized cost	81,745	61,528
Financial Assets Securities [Member] | Current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	82,120	62,125
Net amortized cost	81,745	61,528
Financial Assets Securities [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	178,623	150,901
Net amortized cost	178,144	149,460
Financial Assets Securities [Member] | Non Current [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	132,365	107,970
Net amortized cost	131,918	107,431
Financial Assets Securities [Member] | Non Current [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	42,062	38,526
Net amortized cost	42,031	37,625
Financial Assets Securities [Member] | Non Current [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	4,196	4,405
Net amortized cost	R$ 4,195	R$ 4,404